Non-controlling interest	12 Months Ended
Dec. 31, 2013
Non-controlling interest [Abstract]
Non-controlling interest

24. Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	December 31, 2012
	Group	Non-controlling interests
	US$	US$
Beginning balance	1,204,118	1,111,494
Net income	1,202,787	1,110,264
Transactions with owners acting in their capacity as owners	-	-
Other comprehensive income	10,361	9,564
Distribution to non-controlling interest shareholders	(2,417,266)	(2,231,322)

Ending balance	-	-

On April 6, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd was liquidated. Gain from liquidation of this subsidiary amounted to US$2,033,766 in 2012.